Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 227	€ 1,617
Liabilities		1,093	408
Nominal amount		39,087	40,277
Fair value changes used for hedge effectiveness		(1,707)	1,933
Fair value changes recognised in Equity	[1]	1,892	(1,415)
Hedge ineffectiveness		€ (179)	€ (186)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.